Financial Instruments - Summary of Fair Value Measurement of Financial Assets and Financial Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 1,019	$ 977
Carrying value, Short-term investments	14,425
Carrying value, Derivative financial instruments	594	901
Carrying value, Derivative financial instruments	1,019	977
Carrying value, Long-term debt – Notes	826,625	846,500
Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	823,198	$ 869,288
Short Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	14,425
Carrying value, Short-term investments	14,425
Level 1 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Level 1 [member] | Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Level 1 [member] | Short Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Level 1 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	1,019
Level 2 [member] | Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	823,198
Level 2 [member] | Short Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	14,425
Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	594
Level 3 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Level 3 [member] | Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Level 3 [member] | Short Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Level 3 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 0